BONDS AND NOTES ISSUED (Details Textual) S/ in Millions, $ in Millions				1 Months Ended			12 Months Ended	60 Months Ended
		Apr. 24, 2022	Oct. 15, 2017	Nov. 30, 2019	Oct. 31, 2017	Nov. 30, 2016	Dec. 31, 2017 PEN (S/)	Sep. 15, 2021	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Oct. 31, 2016	Jan. 31, 2014 USD ($)	Apr. 30, 2013 USD ($)
Cash flow hedges [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value							S/ 972.3		$ 300.0	S/ 1,006.8	$ 300.0
Subordinated bonds - BCP One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, Increase In Available Borrowing Capacity													$ 200.0	$ 170.0
Borrowings														$ 350.0
Subordinated bonds - BCP One [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis		floating interest rate of three month Libor plus 704.3 basis poin						American Treasury plus 50 basis points
Subordinated bonds - BCP Two [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis								American Treasury plus 50 basis points
Junior Subordinated bonds - BCP [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				variable rate of three month Libor plus 816.7 basis points
Negotiable certificate of deposit - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis					variable rate, fixed as the average of at least three valuations of the internal rate of return for sovereign bonds issued by the Peruvian Government (with maturity in 2037), plus 150 basis points
Borrowings redemption percentage			100.00%
Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis						floating interest rate, established as three month Libor plus 2.79 percent
Borrowings, interest rate												6.88%
Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis						U.S. Treasury plus 20 base points
CCR Inc. MMT 100 - Secured notes [Member] | Two Thousand Ten Series C Floating Rate [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]						Libor 1M + 44.5 bp
CCR Inc. MMT 100 - Secured notes [Member] | Two Thousand Ten Series C Floating Rate [Member] | Cash flow hedges [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value | S/										179.2
Interest rate swap contract [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value							S/ 7,915.9		$ 2,442.4	S/ 8,196.8	$ 2,442.4

[1]	All issuances are secured by the collection of BCP’s (including its foreign branches) future inflows from electronic messages sent through the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”) network and utilized within the network to instruct correspondent banks to make a payment of a certain amount to a beneficiary that is not a financial institution. At December 31, 2016, cash flows of issuances in 2010 with series “C”, which are subject to variable interest rates, have been hedged using an IRS designated as cash flows hedges for a nominal amount of S/179.2 million, See Note 12(b); through the IRS, said issuance was converted to a fixed interest rate. The issue matured in July 2017.